ITEM 1. REPORT TO STOCKHOLDERS.

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                                  FINAL REPORT






                    John Hancock Pacific Basin Equities Fund













                               September 26, 2003


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


John Hancock Pacific Basin Equities Fund
Schedule of Investments
September 26, 2003
(unaudited)



ISSUER                                                                                               SHARES           VALUE
------                                                                                               ------           -----
COMMON STOCKS
(Cost $15,657,925)
Australia (4.99%)
BHP Billiton Ltd. (Diversified Operations)                                                              59,800   $      425,044
Commonwealth Bank of Australia (Banks - Foreign)                                                        13,800          261,752
Rio Tinto Ltd. (Metal)                                                                                  18,900          420,998
                                                                                                                   -------------
                                                                                                                      1,107,794
                                                                                                                   -------------

China (3.19%)
BYD Co., Ltd. (Electronics)                                                                            120,000          308,708
Shangri-La Asia Ltd. (Leisure)                                                                         348,000          314,124
Sinopec Shanghai Petrochemical Co., Ltd.* (Chemicals)                                                  401,000           84,803
                                                                                                                   -------------
                                                                                                                        707,635
                                                                                                                   -------------

Hong Kong (9.84%)
China Resources Cement Holding Ltd.* (Building)                                                          2,200              624
China Resources Enterprise Ltd. (Diversified Operations)                                                22,000           24,397
CLP Holdings Ltd. (Utilities)                                                                           20,300           88,740
Dickson Concepts International Ltd. (Retail)                                                           574,500          351,890
Henderson Land Development Co., Ltd. (Real Estate Operations)                                          127,000          540,432
Hutchison Whampoa Ltd. (Diversified Operations)                                                         57,000          426,311
Sino Land Co., Ltd. (Real Estate Operations)                                                           952,000          491,044
TCL International Holdings Ltd. (Electronics)                                                          817,000          242,311
Tingyi Holding Corp. (Food)                                                                             78,000           17,099
                                                                                                                   -------------
                                                                                                                      2,182,848
                                                                                                                   -------------

Indonesia (3.60%)
PT Bank Pan Indonesia Tbk (Banks - Foreign)                                                          4,625,000          175,407
PT Bentoel Internasional Investama Tbk* (Tobacco)                                                    5,255,500           59,173
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk* (Agricultural Operations)                     3,030,500          287,336
PT Telekomunikasi Indonesia (Telecommunications)                                                       413,000          276,557
                                                                                                                   -------------
                                                                                                                        798,473
                                                                                                                   -------------

Japan (30.79%)
Advantest Corp. (Electronics)                                                                            4,000          263,607
Asahi Glass Co., Ltd. (Building)                                                                        26,000          178,542
Bank of Yokohama, Ltd., The (Banks - Foreign)                                                          143,000          535,045
Capcom Co., Ltd. (Computers)                                                                            19,300          246,625
East Japan Railway Co. (Transportation)                                                                     49          236,282
Fanuc Ltd. (Electronics)                                                                                 1,800          109,943
Funai Electric Co., Ltd. (Electronics)                                                                   1,700          239,398
Hogy Medical Co., Inc. (Medical)                                                                         5,500          217,574
Honda Motor Co., Ltd. (Automobiles/Trucks)                                                               5,500          229,852
Hoya Corp. (Electronics)                                                                                 5,000          377,283
Kyocera Corp. (Electronics)                                                                              3,600          220,530
Matsui Securities Co., Ltd. (Broker Services)                                                           31,800          485,299
Matsushita Electric Industrial Co., Ltd. (Electronics)                                                  26,000          314,828
Millea Holdings, Inc.* (Insurance)                                                                           5           56,258
Mitsubishi Tokyo Financial Group, Inc. (Banks - Foreign)                                                   113          671,027
Murata Manufacturing Co., Ltd. (Electronics)                                                             4,500          238,693
Nissan Motor Co., Ltd. (Automobiles/Trucks)                                                              4,800           52,336
NTT DoCoMo, Inc. (Telecommunications)                                                                       17           42,202
Sega Corp.* (Leisure)                                                                                   38,000          379,033
Shin-Etsu Chemical Co., Ltd. (Chemicals)                                                                   600           23,360
SMC Corp. (Machinery)                                                                                      800           82,582
Sumitomo Trust & Banking Co., Ltd. (Banks - Foreign)                                                   113,000          529,758
THK Co., Ltd. (Machinery)                                                                               12,600          213,779
Toyota Motor Corp. (Automobiles/Trucks)                                                                 12,700          384,453


                                                  See notes to financial
statements.

                                        1


ISSUER                                                                                               SHARES           VALUE
------                                                                                               ------           -----
Japan  (Continued)
UFJ Holdings, Inc. (Banks - Foreign)                                                                        47   $      180,471
UMC Japan* (Electronics)                                                                                   275          321,695
                                                                                                                   -------------
                                                                                                                      6,830,455
                                                                                                                   -------------

Malaysia (3.42%)
New Straits Times Press (M) Berhad, The (Media)                                                        172,700          179,063
Perusahaan Otomobil Nasional Berhad (Automobiles/Trucks)                                                55,000          102,763
Resorts World Berhad (Leisure)                                                                          50,600          128,497
Road Builder (M) Holdings Berhad (Building)                                                            187,000          184,047
Telekom Malaysia Berhad (Telecommunications)                                                            83,100          164,013
                                                                                                                   -------------
                                                                                                                        758,383
                                                                                                                   -------------

Philippine Islands (2.24%)
Ayala Corp. (Diversified Operations)                                                                 2,409,000          214,493
Ayala Land, Inc. (Real Estate Operations)                                                              779,000           94,840
Manila Electric Co.* (Utilities)                                                                       305,900          130,626
Philippine Long Distance Telephone Co.* (Telecommunications)                                             4,700           56,794
                                                                                                                   -------------
                                                                                                                        496,753
                                                                                                                   -------------

Singapore (3.85%)
Chartered Semiconductor Manufacturing Ltd.* (Electronics)                                              171,000          145,062
City Developments, Ltd. (Real Estate Operations)                                                        75,000          218,571
Singapore Exchange Ltd. (Finance)                                                                      299,000          307,136
Singapore Press Holdings Ltd. (Media)                                                                   17,400          183,755
                                                                                                                   -------------
                                                                                                                        854,524
                                                                                                                   -------------

South Korea (7.32%)
Hana Bank (Banks - Foreign)                                                                             22,900          326,432
Hyundai Department Store Co., Ltd. (Retail)                                                              4,440          108,057
Korean Air Co. Ltd. (Transportation)                                                                    16,260          193,622
LG Chem Ltd. (Chemicals)                                                                                 4,470          172,894
LG Household & Health Care Ltd. (Soap & Cleaning Preparations)                                           9,780          143,236
Shinhan Financial Group Co., Ltd. (Finance)                                                             16,150          221,089
Shinsegae Co., Ltd. (Retail)                                                                               780          138,983
SK Telecom Co., Ltd. American Depositary Receipts, (ADR) (Telecommunications)                            6,900          122,475
Ssangyong Motor Co.* (Automobiles/Trucks)                                                               33,020          196,599
                                                                                                                   -------------
                                                                                                                      1,623,387
                                                                                                                   -------------

Taiwan (14.92%)
Acer, Inc. Global Depositary Receipts (Computers)                                                        3,274           22,100
Advanced Semiconductor Engineering, Inc.* (Electronics)                                                481,800          370,670
Asustek Computer, Inc. (Computers)                                                                       9,250           23,402
Cheng Loong Corp. (Paper & Paper Products)                                                             725,000          223,110
Eva Airways Corp.* (Transportation)                                                                    890,000          342,358
Fubon Financial Holding Co., Ltd. (Diversified Operations)                                             207,000          205,193
Giant Manufacturing Co., Ltd. (Manufacturing)                                                          184,000          219,417
Largan Precision Co., Ltd. (Leisure)                                                                    14,100          141,855
Nanya Technology Corp.* (Electronics)                                                                      810              652
Nanya Technology Corp.* (ADR) (Electronics) (R)                                                         27,900          221,805
Phihong Technology Co., Ltd. (Utilities)                                                               399,000          214,878
Phoenix Precision Technology Corp.* (Electronics)                                                      348,000          217,275
Taiwan Semiconductor Manufacturing Co. Ltd.* (Electronics)                                             169,280          330,596
Taiwan Styrene Monomer Corp. (Chemicals)                                                               267,000          222,006
United Microelectronics Corp.* (ADR) (Electronics)                                                      73,600          337,088
Yuanta Core Pacific Securiteis Co. (Finance)                                                           392,000          216,908
                                                                                                                   -------------
                                                                                                                      3,309,313
                                                                                                                   -------------


                                                        See notes to financial
statements.


                                                                         2



ISSUER                                                                                               SHARES           VALUE
------                                                                                               ------           -----

Thailand (2.47%)
Bangkok Expressway Pcl (Building)                                                                      104,000   $       56,525
Thai Union Frozen Products Pcl (Food)                                                                  261,700          176,163
United Securities Pcl * (Broker Services)                                                              648,000          316,649
                                                                                                                   -------------
                                                                                                                        549,337
                                                                                                                   -------------

TOTAL COMMON STOCKS (86.63%)                                                                                         19,218,902
                                                                                                                   -------------


PREFERRED STOCKS
(Cost $290,734)
South Korea (2.08%)
Samsung Electronics Co., Ltd. (Electronics)                                                              2,870          461,495
                                                                                                                   -------------

TOTAL PREFERRED STOCKS (2.08%)                                                                                          461,495
                                                                                                                   -------------


ISSUER                                                                                            WARRANTS            VALUE
------                                                                                            --------            -----

WARRANTS
(Cost $528,148)
India (3.40%)
Hindustan Lever Ltd.* (Soap & Cleaning Preparations)                                                   100,095          399,110
Hindustan Lever Ltd.* (Soap & Cleaning Preparations)                                                   115,000           16,022
Infosys Technologies Ltd.* (Computers)                                                                   3,400          338,059
                                                                                                                   -------------

TOTAL WARRANTS (3.40%)                                                                                                  753,191
                                                                                                                   -------------

TOTAL INVESTMENTS (92.11%)                                                                                       $   20,433,588
                                                                                                                   -------------

OTHER ASSETS AND LIABILITIES, NET (7.89%)                                                                        $    1,751,162
                                                                                                                   -------------

TOTAL NET ASSETS (100.00%)                                                                                       $   22,184,750
                                                                                                                   =============


* Non-income producing security.

(R) This security is exempt from registration under rule 144A of the Securities
Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $221,805 or 1.00% of net assets as of September 26, 2003.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.



                                             See notes to financial statements.


                                                            3


Portfolio Concentration
(unaudited)
This table shows the percentages of the Fund's investments aggregated by various industries.

                                                                  VALUE
                                                             AS A PERCENTAGE
INVESTMENT CATEGORIES                                        OF NET ASSETS
---------------------                                        -------------
Agricultural Operations                                              1.30 %
Automobiles/Trucks                                                   4.35
Banks - Foreign                                                     12.08
Broker Services                                                      3.61
Building                                                             1.89
Chemicals                                                            2.27
Computers                                                            2.84
Diversified Operations                                               5.84
Electronics                                                         21.28
Finance                                                              3.36
Food                                                                 0.87
Insurance                                                            0.25
Leisure                                                              4.34
Machinery                                                            1.34
Manufacturing                                                        0.99
Media                                                                1.64
Medical                                                              0.98
Metal                                                                1.90
Paper & Paper Products                                               1.01
Real Estate Operations                                               6.06
Retail                                                               2.70
Soap & Cleaning Preparations                                         2.52
Telecommunications                                                   2.98
Tobacco                                                              0.27
Transportation                                                       3.48
Utilities                                                            1.96

                                                           ---------------
Total investments                                                   92.11 %
                                                           ===============




                       See notes to financial statements.


                                       4


ASSETS AND
LIABILITIES
Final report
9-26-03*
(unaudited)


John Hancock Pacific Basin Equities Fund

-------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------
Investments at value        (cost $16,476,807)                                             $20,433,588
Cash                                                                                         1,782,153
Foreign Cash at Value (cost $5,285)                                                              5,271
Dividends receivable                                                                            28,678
Other assets                                                                                     3,410
Total assets                                                                                22,253,100
-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Payable for shares repurchased                                                                     279
Payable to affiliates
 Other                                                                                          25,699
Other payables and accrued  expenses                                                            42,372
Total liabilities                                                                               68,350
-------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------
Capital paid-in 32,026,229 Accumulated net realized loss on investments and foreign currency transactions (13,795,580) Net unrealized appreciation of investments and translation of assets and liabilities in
 foreign currencies                                                                          3,957,218
Accumulated net investment loss                                                                 (3,117)
Net assets                                                                                 $22,184,750
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------------------
Based on net asset values and shares outstanding
Class A                                  $12,286,754 / 1,061,283   shares)                      $11.58
Class B                                   $9,172,852 /   844,536   shares)                      $10.86
Class C                                     $725,144 /    66,751   shares)                      $10.86
-------------------------------------------------------------------------------------------------------
MAXIMUM OFFERING PRICE PER SHARE
-------------------------------------------------------------------------------------------------------
Class A  1                                   ($11.58 / 95%)                                     $12.19
Class C                                      ($10.86 / 99%)                                     $10.97


1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price was reduced.

* The net assets of the Fund were merged into the John Hancock International
Fund as of the close of business on September 26, 2003 and the Fund was subsequently terminated. The Statement of Assets and Liabilities reflects the Fund's position prior to the transfer of net assets and the termination of the Fund. See Note A to financial statements.



                       See notes to financial statements.


                                       5


OPERATIONS
Period from
11-01-02 through
9-26-03*
(unaudited)


John Hancock Pacific Basin Equities Fund

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $51,042)           $368,860
Interest                                                             6,044
Total investment income                                            374,904

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Investment management fee                                          147,641
Class A distribution and service fee                                28,859
Class B distribution and service fee                                81,119
Class C distribution and service fee                                 7,237
Transfer agent fee                                                 155,889
Custodian fee                                                       57,438
Registration and filing fee                                         29,197
Printing                                                            11,061
Accounting and legal services fee                                    6,858
Auditing fee                                                         5,231
Interest expense                                                     2,627
Miscellaneous                                                        2,224
Trustees' fee                                                        1,365
Legal fee                                                              323
Total expenses                                                     537,069
Net investment loss                                               (162,165)

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized loss on
Investments                                                       (221,927)
Foreign currency transactions                                     (179,916)
Change in unrealized appreciation (depreciation) of
Investments                                                      5,208,352
Translation of assets and liabilities in foreign currencies         (3,005)
Net realized and unrealized gain                                 4,803,504
Increase in net assets from operations                          $4,641,339


* The net assets of the Fund were merged into the John Hancock International
Fund as of the close of business on September 26, 2003 and the Fund was subsequently terminated. The Statement of Operations reflects the Fund's position prior to the transfer of net assets and the termination of the Fund.
See Note A to financial statements.



                       See notes to financial statements.


                                       6


CHANGES IN
NET ASSETS

John Hancock Pacific Basin Equities Fund                                                        PERIOD FROM
                                                                                  YEAR          11-01-02 to
                                                                                 ENDED             9-26-03*
                                                                              10-31-02           (UNAUDITED)

------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
------------------------------------------------------------------------------------------------------------
From operations
Net investment loss                                                          ($368,514)           ($162,165)
Net realized gain (loss)                                                       476,358             (401,843)
Change in net unrealized appreciation (depreciation)                        (1,094,526)           5,205,347
Increase (decrease) in net assets resulting from operations                   (986,682)           4,641,339

From Fund share transactions                                                (2,622,422)          (4,633,511)

------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------
Beginning of period                                                         25,786,026           22,176,922
End of period 1                                                            $22,176,922          $22,184,750

1 Includes accumulated net investment loss of $3,088 and $3,117, respectively.


* The net assets of the Fund were merged into the John Hancock International
Fund as of the close of business on September 26, 2003 and the Fund was subsequently terminated. The Statements of Changes in Net Assets reflect the Fund's position prior to the transfer of net assets and the termination of the Fund. See Note A to financial statements.




                       See notes to financial statements.



                                       7


John Hancock Pacific Basin Equities Fund
Financial Highlights
CLASS A SHARES

PERIOD ENDED                                                     10-31-98  10-31-99   10-31-00   10-31-01   10-31-02    9-26-03 1
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $11.63     $8.76      $14.46     $14.02      $9.62        $9.23
Net investment income (loss) 2                                      0.02     (0.09)      (0.14)     (0.08)     (0.10)       (0.05)
Net realized and unrealized gain (loss) on investments             (2.89)     5.79        0.08      (4.32)     (0.29)        2.40
Total from investment operations                                   (2.87)     5.70       (0.06)     (4.40)     (0.39)        2.35
Less distributions
From net investment income                                            --        --       (0.37)        --         --           --
In excess of net investment income                                    --        --       (0.01)        --         --           --
                                                                      --        --       (0.38)        --         --           --

Net asset value, end of period                                     $8.76    $14.46      $14.02      $9.62      $9.23       $11.58 3
Total return 4 (%)                                                (24.68)    65.07       (0.57)    (31.38)     (4.05)       25.46 5
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                              $15       $33         $23        $12        $11          $12
Ratio of expenses to average net assets (%)                         2.46      2.37        2.06       2.67       2.57         2.56 6
Ratio of net investment income (loss) to average net assets (%)     0.22     (0.77)      (0.81)     (0.64)     (0.99)       (0.53) 6
Portfolio turnover (%)                                               230       174         258        448        293          235



                                               See notes to financial
statements.


                                        8


John Hancock Pacific Basin Equities Fund
Financial Highlights
CLASS B SHARES

PERIOD ENDED                                                  10-31-98    10-31-99   10-31-00   10-31-01    10-31-02   9-26-03 1
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $11.32       $8.47      $13.89     $13.43       $9.15      $8.72
Net investment loss 2                                           (0.04)      (0.17)      (0.25)     (0.15)      (0.17)     (0.10)
Net realized and unrealized gain (loss) on investments          (2.81)       5.59        0.09      (4.13)      (0.26)      2.24
Total from investment operations                                (2.85)       5.42       (0.16)     (4.28)      (0.43)      2.14
Less distributions
From net investment income                                         --          --       (0.29)        --          --         --
In excess of net investment income                                 --          --       (0.01)        --          --         --
                                                                   --          --       (0.30)        --          --         --

Net asset value, end of period                                  $8.47      $13.89      $13.43      $9.15       $8.72     $10.86 3
Total return 4 (%)                                             (25.18)      63.99       (1.30)    (31.87)      (4.70)     24.54 5
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                           $13         $37         $29        $14         $10         $9
Ratio of expenses to average net assets (%)                      3.16        3.07        2.77       3.37        3.27       3.29 6
Ratio of net investment loss to average net assets (%)          (0.48)      (1.47)      (1.51)     (1.36)      (1.69)     (1.25) 6
Portfolio turnover (%)                                            230         174         258        448         293        235




                                                See notes to financial
statements.


                                        9


John Hancock Pacific Basin Equities Fund
Financial Highlights
CLASS C SHARES

PERIOD ENDED                                                       10-31-99 7  10-31-00   10-31-01    10-31-02      9-26-03 1
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $9.09      $13.89     $13.43       $9.15         $8.72
Net investment loss 2                                                (0.13)      (0.24)     (0.17)      (0.17)        (0.10)
Net realized and unrealized gain (loss) on investments                4.93        0.08      (4.11)      (0.26)         2.24
Total from investment operations                                      4.80       (0.16)     (4.28)      (0.43)         2.14
Less distributions
From net investment income                                              --       (0.29)        --          --            --
In excess of net investment income                                      --       (0.01)        --          --            --
                                                                        --       (0.30)        --          --            --

Net asset value, end of period                                      $13.89      $13.43      $9.15       $8.72        $10.86 3
Total return 4 (%)                                                   52.81 5     (1.30)    (31.87)      (4.70)        24.54 5
--------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                 $1          $1        --8          $1            $1
Ratio of expenses to average net assets (%)                           3.14 6      2.77       3.37        3.27          3.33 6
Ratio of net investment loss to average net assets (%)               (1.76) 6    (1.48)     (1.48)      (1.69)        (1.31) 6
Portfolio turnover (%)                                                 174         258        448         293           235

1 Final period from 11-1-02 through 9-26-03.  Unaudited.
2 Based on the average of the shares outstanding.
3 Net assets value per share before the merger of assets to John Hancock
  International Fund and the termination of the Fund. See Note A to financial statements.
4 Assumes dividend reinvestment and does not reflect the effect of sales charges.
5 Not annualized.
6 Annualized.
7 Class C shares began operations on 3-1-99.
8 Less than $500,000.



                       See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
UNAUDITED


NOTE A
Accounting policies
John Hancock Pacific Basin Equities Fund (the "Fund") was a diversified series of John Hancock World Fund, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund was to seek long term capital appreciation.

The Trustees had authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represented an interest in the same portfolio of investments of the Fund and had equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may have been applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bore distribution and service expenses under the terms of a distribution plan had exclusive voting rights to that distribution plan.

On September 24, 2003 the shareholders of the Fund approved an Agreement and Plan of Reorganization, which provided for the transfer of substantially all of the assets and liabilities of the Fund to the John Hancock International Fund (the "Acquiring Fund") in exchange solely for shares of beneficial interest of the Acquiring Fund.

After this transaction and as of the close of business on September 26, 2003, the Fund will be terminated. The financial statements presented herein reflect the position of the Fund prior to the exchange of net assets and termination of the Fund.

Significant accounting policies of the Funds were as follows:

Valuation of investments
Securities in the Fund's portfolio were valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations were not readily available, or the value had been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days were valued at amortized cost, which approximated market value. All portfolio transactions initially expressed in terms of foreign currencies were translated into U.S. dollars as described in "Foreign currency translation" below.

Joint repurchase agreement
Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may have participated in a joint repurchase agreement transaction. Aggregate cash balances were invested in one or more large repurchase agreements, whose underlying securities were obligations of the U.S. government and/or its agencies. The Fund's custodian bank received delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser was responsible for ensuring that the agreement was fully collateralized at all times.

Foreign currency translation
All assets or liabilities initially expressed in terms of foreign currencies were translated into U.S. dollars based on London currency exchange quotations as of 5:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments were translated at the rates prevailing at the dates of the transactions.

The Fund did not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations were included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arose from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arose from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rates.

Investment transactions
Investment transactions were recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments were determined on the identified cost basis. Capital gains realized on some foreign securities were subject to foreign taxes, which were accrued as applicable.

Class allocations
Income, common expenses and realized and unrealized gains (losses) were determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, were calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses
The majority of the expenses were directly identifiable to an individual fund. Expenses that were not readily identifiable to a specific fund were allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings
The Fund was permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund had entered into a syndicated line of credit agreement with various banks. This agreement enabled the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permitted borrowings up to $250 million, collectively. Interest was charged to each fund, based on its borrowing. In addition, a commitment fee was charged to each fund based on the average daily unused portion of the line of credit and was allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended September 26, 2003.

Forward foreign currency exchange contracts
The Fund may have entered into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts were marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses were included in the determination of the Fund's daily net assets. The Fund recorded realized gains and losses at the time the forward foreign currency exchange contracts were closed out. Risks may have arose upon entering these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. These contracts involved market or credit risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities.

The Fund may have also purchased and sold forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intended to take delivery of the foreign currency. Such contracts normally involved no market risk if they were offset by the currency amount of the underlying transactions. The Fund had no open forward foreign currency exchange contracts on September 26, 2003.

Federal income taxes
The Fund qualified as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and was not a subject to federal income tax on taxable income that was distributed to shareholders. Therefore, no federal income tax provision was required as of September 26, 2003, the Fund's final tax year. As of September 26, 2003, for federal income tax purposes, the Fund had $13,634,925 of a capital loss carryforward, expiring as follows: October 31, 2007 - $13,280,111, and September 26, 2011 - $354,814.
The unused capital loss carryforward as of September 26, 2003, was transferred to the Acquiring Fund and will be available, to the extent provided by regulations, to offset future net capital gains of the Acquiring Fund.

Dividends, interest and distributions
Dividend income on investment securities was recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identified the dividend. Interest income on investment securities was recorded on the accrual basis. Foreign income may have been subject to foreign withholding taxes, which were accrued as applicable.

The Fund recorded distributions to shareholders from net investment income and realized gains on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares were calculated in the same manner, at the same time and were in the same amount, except for the effect of expenses that may be applied differently to each class.

As of September 26, 2003, the Fund had no distributable earnings on a tax basis. Such distributions and distributable earnings, on a tax basis, were determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, were reported in the Fund's financial statements as a return of capital.

Use of estimates
The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund had an investment management contract with the Adviser. Under the investment management contract, the Fund paid a quarterly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $200,000,000 of the Fund's average daily net asset value and (b) 0.70% of the Fund's average daily net asset value in excess of $200,000,000. The Adviser had a subadvisory agreement with Nicholas-Applegate Capital Management LP. The Fund was not responsible for the payment of the subadvisory fees.

The Fund had Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund had adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provided as distributor of shares of the Fund. Accordingly, the Fund made monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. A maximum of 0.25% of such payments may have been service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could have occurred under certain circumstances.

Class A and Class C shares were assessed up-front sales charges. During the period ended September 26, 2003, JH Funds received net up-front sales charges of $6,595 with regard to sales of Class A shares. Of this amount, $948 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $3,576 was paid as sales commissions to unrelated broker-dealers and $2,071 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the period ended September 26, 2003, JH Funds received net up-front sales charges of $2,798 with regard to sales of Class C shares. Of this amount, $2,720 was paid as sales commissions to unrelated broker-dealers and $78 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that were redeemed within six years of purchase were subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that were redeemed within one year of purchase were subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs were paid to JH Funds and were used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended September 26, 2003, CDSCs received by JH Funds amounted to $26,861 for Class B shares and $793 for Class C shares.

The Fund had a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. The Fund paid a monthly transfer agent fee at an annual rate of 0.05% of the average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses.

The Fund had an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of approximately 0.04% of the average net assets of the Fund.

Ms. Maureen Ford Goldfarb and Mr. John M. DeCiccio were directors and/or officers of the Adviser and its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees was borne by the Fund. The unaffiliated Trustees could elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund made investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability were recorded on the Fund's books as other assets. The deferred compensation liability and the related other assets were always equal and were marked to market on a periodic basis to reflect any income earned by the investments as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold and repurchased during the last two periods, along with the corresponding dollar value. The Fund had an unlimited number of shares authorized with no par value.



                                                                                            PERIOD FROM 11-1-02
                                                                                                 TO 9-26-03
                                                YEAR ENDED 10-31-02                             (UNAUDITED)
                                                SHARES                  AMOUNT            SHARES                 AMOUNT
CLASS A SHARES
Sold                                                1,121,272      $11,813,825               1,171,550      $10,788,257
Repurchased                                        (1,180,930)     (12,396,555)             (1,276,181)     (11,933,825)
Net decrease                                          (59,658)       ($582,730)               (104,631)     ($1,145,568)

CLASS B SHARES
Sold                                                  508,893       $5,177,571                  54,240         $472,701
Repurchased                                          (794,841)      (7,929,140)               (408,377)      (3,549,598)
Net decrease                                         (285,948)     ($2,751,569)               (354,137)     ($3,076,897)

CLASS C SHARES
Sold                                                  369,684       $3,661,327                 203,124       $1,867,864
Repurchased                                          (304,259)      (2,949,450)               (246,194)      (2,278,910)
Net increase (decrease)                                65,425         $711,877                 (43,070)       ($411,046)

NET DECREASE                                         (280,181)     ($2,622,422)               (501,838)     ($4,633,511)


NOTE D
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended September 26, 2003, aggregated to $46,070,659 and $51,827,173, respectively.

The cost of investments owned on September 26, 2003, including short-term investments, for federal income tax purposes was $16,637,462. Gross unrealized appreciation and depreciation of investments aggregated $4,060,393 and $264,267, respectively, resulting in net unrealized appreciation of $3,796,126. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on wash sales.

NOTE E
Reclassification of accounts
During the period ended September 26, 2003, the Fund reclassified amounts to reflect a decrease in accumulated net realized loss on investments of $179,939, a decrease in accumulated net investment loss of $162,136 and a decrease in capital paid-in of $342,075. This represented the amounts necessary to report these balances on a tax basis, excluding certain temporary differences, as of September 26, 2003. These reclassifications, which had no impact on the net asset value of the Fund, were primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, book and tax differences in accounting for deferred compensation and foreign currency adjustments. The calculation of net investment income (loss) per share in the Fund's Financial Highlights excluded these adjustments.

NOTE F

Shareholder meeting
On September 24, 2003, at a Special Shareholder Meeting, the shareholders of the Fund approved an Agreement and Plan of Reorganization between the Fund and the Acquiring Fund.

Proxies covering 1,083,854 shares of beneficial interest were voted at the meeting. The number of votes cast for and against the Agreement and Plan of Reorganization and that abstained from voting were as follows: 907,637 FOR, 99,951 AGAINST and 76,266 ABSTAINED.

The Agreement and Plan of Reorganization provided for the transfer of substantially all of the assets and liabilities of the Fund to the Acquiring Fund in exchange solely for shares of beneficial interest of the Acquiring Fund. After this transaction and as of the close of business on September 26, 2003, the Fund was terminated. The financial statements presented herein reflect the position of the Fund prior to the exchange of net assets and the termination of the Fund.

                    John Hancock Pacific Basin Equities Fund

                                    Trustees
                               Dennis S. Aronowitz
                             Richard P. Chapman, Jr.
                               William J. Cosgrove
                                John M. DeCiccio
                               Richard A. Farrell
                                 Maureen R. Ford
                               William F. Glavin*
                               Dr. John A. Moore*
                             Patti McGill Peterson*
                                  John W. Pratt
                        * Members of the Audit Committee

                                    Officers
                              Maureen Ford Goldfarb
                 Chairman, President and Chief Executive Officer
                                Richard A. Brown
                            Senior Vice President and
                             Chief Financial Officer
                                 Susan S. Newton
                       Senior Vice President and Secretary
                                 William H. King
                          Vice President and Treasurer
                                Thomas H. Connors
                               Vice President and
                               Compliance Officer

                               Investment Adviser
                           John Hancock Advisers, LLC
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                                   Sub Adviser
                           Nicholas-Applegate Capital
                                  Management LP
                                600 West Broadway
                           San Diego, California 92101

                              Principal Distributor
                             John Hancock Funds, LLC
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                                 Transfer Agent
                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000

                                  Legal Counsel
                                  Hale and Dorr
                                 60 State Street
                        Boston, Massachusetts 02109-1803

                                    Custodian
                              The Bank of New York
                                 One Wall Street
                            New York, New York 10286





ITEM 2.  CODE OF ETHICS.

As of the end of the period, September 30, 2003, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Senior Financial Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Charles L. Ladner is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Contact person at the registrant


November 19, 2003

EDGAR

United States Securities and
Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Form N-CSR
John Hancock World Fund
   John Hancock Pacific Basin Equities Fund

      File Nos. 33-10722; 811-4932

Gentlemen:

Enclosed herewith for filing pursuant to the Investment Company Act of 1940 is Form N-CSR ("certified shareholder report"). Please note this is the final report for the John Hancock Pacific Basin Equities Fund.

If you have any questions or comments regarding this filing, please contact the undersigned at (617) 375-1513.

Sincerely,


/s/Alfred Ouellette
Alfred Ouellette
Senior Attorney and Assistant Secretary



SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By:
------------------------------
Maureen Ford Goldfarb
Chairman, President and Chief Executive Officer

Date:    November 19, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
-------------------------------
Maureen Ford Goldfarb
Chairman, President and Chief Executive Officer

Date:   November 19, 2003





By:
-----------------------
Richard A. Brown
Senior Vice President and Chief Financial Officer

Date:    November 19, 2003